Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net income	$ 2,373,877	$ 3,455,134
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,992	24,312
Deferred taxes	479	1,960
(Increase) decrease in operating assets
Securities owned	170,777	759,404
Derivatives assets	183,041
Receivables from broker-dealers and clearing organizations	1,706	540,382
Receivables from broker-dealers and clearing organizations - customer accounts	(518,071)	761,404
Commissions receivable	27,721	43,046
Prepaids, deposits and other assets	(88,761)	(142,378)
Increase (decrease) in operating liabilities
Payables to customers	(809,003)	(1,938,207)
Payables to broker-dealers	607,132
Commissions payable	(12,486)	(73,178)
Other payables	102,931	32,257
Derivatives liabilities		725,274
Net cash provided by operating activities	2,061,335	4,189,410
Net Cash Used in Investing Activities
Purchases of fixed assets		(9,832)
Acquisition of Trademarks	(5,188)
Short term loans receivable	(442,485)
Net cash used in investing activities	(447,673)	(9,832)
Cash Flows from Financing Activities
Cash acquired in the reverse recapitalizaiton	2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs	(1,802,105)
Dividends paid	(385,901)
Repayment of Short-term borrowings	(791,469)
Repayment of Short-term borrowings from related party	(128,415)
Advances from shareholder	1,426,107	1,500,567
Repayment of advances to shareholder	(1,426,107)	(1,500,567)
Advances to shareholder		(4,432,953)
Net cash used in financing activities	(631,692)	(4,432,953)
Effect of Exchange Rate Changes on Cash and Restricted Cash	18,746	(39,997)
Net Change in Cash and Restricted Cash	1,000,716	(293,372)
Cash and Restricted Cash - Beginning of Period	8,581,179	7,108,158
Cash and Restricted Cash - End of Period	9,581,895	6,814,786
Noncash Investing and Financing Activities
Net liabilities acquired in the reverse recapitalization	57,754
Increase in payables for ordinary shares isssuance costs	570,571
Transfer from other assets to intangible assets	13,287
Supplemental disclosure of cash flow information
Cash paid for interest	73,168
Cash paid for income taxes		$ 1,520